Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Preferred Stock and Common Stock [Abstract]
Common Stock

Note 10 — Common Stock

During the three months ended March 31, 2017, the Company issued 1,767 shares of common stock related to the acquisition of Integrio Technologies, LLC which were fully vested upon the date of grant. The Company recorded an expense of $7,050 for the fair value of those shares.

During the three months ended March 31, 2017, the Company issued 3,613 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $14,092 for the fair value of those shares.

During the three months ended March 31, 2017, the Company issued 18,905 of common stock for the settlement of $567,000 of shares held in escrow related to the LightMiner asset acquisition.

Note 19 — Common Stock

On July 1, 2015, the Company issued 91 shares of common stock to employees who had exercised employee stock options in a cashless exercise.

On September 30, 2015, and as more fully described in Note 18, the Company issued 350,000 of common stock at $15.00 per share for proceeds of approximately $4.7 million, after deducting the underwriting discounts, fees and commissions.

During the year ended December 31, 2015, the Company issued 23,416 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $455,000 for the fair value of those shares.

During the year ended December 31, 2016, the Company issued 13,000 shares of common stock for services which were fully vested upon the date of issuance. The Company recorded an expense of $371,000 for the fair value of those shares.

During the year ended December 31, 2016, the Company issued an aggregate of 102,895 shares of common stock for the settlement of $2,895,000 of amounts accrued in accordance with the terms of the LightMiner Asset Purchase Agreement, dated April 24, 2015. As of December 31, 2016 the fair value of $567,000 was accrued and held in escrow which represented 18,905 shares of common stock. Subsequent to December 31, 2016 the escrow was released and the Company issued the shares for settlement of the liability.

On December 12, 2016, and as more fully described in Note 18, the Company issued 333,333 of common stock at $6.00 per share for proceeds of approximately $1.8 million, after deducting the underwriting discounts, fees and commissions.

On November 21, 2016, and as more fully described in Note 4, the Company issued 35,333 shares of restricted common stock in connection with the purchase of Integrio Technologies, LLC. The Company recorded the $101,000 value of the shares as part of the purchase price of the assets during the year ended December 31, 2016.